PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1,322	$ 1,117